Transamerica Premier Funds

Supplement Dated May 9, 2001 to Prospectus Dated May 1, 2001

The following information supplements the Investment Adviser section, which identifies the managers for each of the Funds. This supplement should be read in conjunction with the Prospectus.

TRANSAMERICA PREMIER INDEX FUND

CO-MANAGER: CHRISTOPHER J. BONAVICO - See Aggressive Growth Fund, page 21

CO-MANAGER: SANGITA V. PATEL, Equity Securities Trader, Transamerica Investment Management, LLC since 1999. Institutional Support, Cruttenden Roth, 1995-1998. Retail Brokerage Support, Painewebber, Inc., 1993-1995. B.A., University of California at Irvine. Joined Transamerica in 1998.

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

PRIMARY MANAGER: EDWARD S. HAN - See Cash Reserve Fund, page 22

CO-MANAGER: MATTHEW W. KUHNS - See Bond Fund, page 22

TPF 645-0501

Transamerica Premier Funds

Supplement Dated May 9, 2001 to Prospectus Dated May 1, 2001

The following information supplements the Investment Adviser section, which identifies the managers for each of the Funds. This supplement should be read in conjunction with the Prospectus.

TRANSAMERICA PREMIER INDEX FUND

CO-MANAGER: CHRISTOPHER J. BONAVICO - See Aggressive Growth Fund

CO-MANAGER: SANGITA V. PATEL, Equity Securities Trader, Transamerica Investment Management, LLC since 1999. Institutional Support, Cruttenden Roth, 1995-1998. Retail Brokerage Support, Painewebber, Inc., 1993-1995. B.A., University of California at Irvine. Joined Transamerica in 1998.

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

PRIMARY MANAGER: EDWARD S. HAN - See Cash Reserve Fund

CO-MANAGER: MATTHEW W. KUHNS - See Bond Fund

TPF 645a-0501